Fair Value Measurements - Carrying Amounts and Fair Values of Those Financial Instruments Not Recorded at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Level 1
Financial Assets:
Loans, net	$ 0	$ 0
Financial Liabilities:
Deposits	0	0
FHLB borrowings	0	0
Other borrowings	0	0
Level 2
Financial Assets:
Loans, net	0	0
Financial Liabilities:
Deposits	1,678,886	1,565,278
FHLB borrowings	25,000	165,963
Other borrowings	56,703	56,703
Level 3
Financial Assets:
Loans, net	1,525,606	1,406,608
Financial Liabilities:
Deposits	0	0
FHLB borrowings	0	0
Other borrowings	0	0
Carrying Amount
Financial Assets:
Loans, net	1,518,318	1,395,885
Financial Liabilities:
Deposits	1,705,145	1,581,348
FHLB borrowings	25,000	165,847
Other borrowings	29,689	29,224
Fair Value
Financial Assets:
Loans, net	1,525,606	1,406,608
Financial Liabilities:
Deposits	1,678,886	1,565,278
FHLB borrowings	25,000	165,963
Other borrowings	$ 56,703	$ 56,703